Net fee and commission income - Schedule of Fee and Commission Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Fee and commission income:
Fee and commission income	£ 3,118	£ 2,943	[1]	£ 2,926	[1]
Fee and commission expense	(1,334)	(1,184)	[1]	(1,095)	[1]
Net fee and commission income	1,784	1,759	[1]	1,831	[1]
Retail £m
Fee and commission income:
Fee and commission income	1,355	1,326		1,291
Fee and commission expense	(811)	(745)		(673)
Net fee and commission income	544	581		618
Commercial Banking
Fee and commission income:
Fee and commission income	1,352	1,267		1,277
Fee and commission expense	(363)	(334)		(322)
Net fee and commission income	989	933		955
Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	397	332		333
Fee and commission expense	(144)	(89)		(84)
Net fee and commission income	253	243		249
Other £m
Fee and commission income:
Fee and commission income	14	18		25
Fee and commission expense	(16)	(16)		(16)
Net fee and commission income	(2)	2		9
Current accounts
Fee and commission income:
Fee and commission income	673	644		624
Current accounts | Retail £m
Fee and commission income:
Fee and commission income	430	423		406
Current accounts | Commercial Banking
Fee and commission income:
Fee and commission income	243	221		218
Current accounts | Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	0	0		0
Current accounts | Other £m
Fee and commission income:
Fee and commission income	0	0		0
Credit and debit card fees
Fee and commission income:
Fee and commission income	1,324	1,286		1,264
Credit and debit card fees | Retail £m
Fee and commission income:
Fee and commission income	845	829		800
Credit and debit card fees | Commercial Banking
Fee and commission income:
Fee and commission income	479	457		464
Credit and debit card fees | Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	0	0		0
Credit and debit card fees | Other £m
Fee and commission income:
Fee and commission income	0	0		0
Commercial banking and treasury fees
Fee and commission income:
Fee and commission income	434	373		334
Commercial banking and treasury fees | Retail £m
Fee and commission income:
Fee and commission income	0	0		0
Commercial banking and treasury fees | Commercial Banking
Fee and commission income:
Fee and commission income	434	372		334
Commercial banking and treasury fees | Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	0	0		0
Commercial banking and treasury fees | Other £m
Fee and commission income:
Fee and commission income	0	1		0
Unit trust and insurance broking
Fee and commission income:
Fee and commission income	65	71		69
Unit trust and insurance broking | Retail £m
Fee and commission income:
Fee and commission income	0	0		0
Unit trust and insurance broking | Commercial Banking
Fee and commission income:
Fee and commission income	0	0		0
Unit trust and insurance broking | Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	65	71		69
Unit trust and insurance broking | Other £m
Fee and commission income:
Fee and commission income	0	0		0
Factoring
Fee and commission income:
Fee and commission income	66	69		75
Factoring | Retail £m
Fee and commission income:
Fee and commission income	0	0		0
Factoring | Commercial Banking
Fee and commission income:
Fee and commission income	66	69		75
Factoring | Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	0	0		0
Factoring | Other £m
Fee and commission income:
Fee and commission income	0	0		0
Other fees and commissions
Fee and commission income:
Fee and commission income	556	500		560
Other fees and commissions | Retail £m
Fee and commission income:
Fee and commission income	80	74		85
Other fees and commissions | Commercial Banking
Fee and commission income:
Fee and commission income	130	148		186
Other fees and commissions | Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	332	261		264
Other fees and commissions | Other £m
Fee and commission income:
Fee and commission income	£ 14	£ 17		£ 25

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.